SUPPLEMENT TO THE
SPARTAN(registered trademark) TOTAL MARKET INDEX FUND,
SPARTAN(registered trademark) EXTENDED MARKET INDEX FUND, AND
SPARTAN(registered trademark) INTERNATIONAL INDEX FUND APRIL 21, 1999
PROSPECTUS

SHAREHOLDER MEETING. On or about September 15, 1999, a meeting of the shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund will be held to approve various proposals, including approval of the funds' sub-advisory agreements with BT, approval of new sub-advisory agreements with BT and approval of a manager-of-managers arrangement, which, subject to receipt of an exemptive order from the SEC, would allow FMR, with the approval of the Board of Trustees, to change sub-advisers and to modify material terms and conditions of a sub-advisory agreement without a shareholder vote. Shareholders of record on July 19, 1999 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.

Shares of each fund purchased after April 28, 1999 will no longer be subject to a purchase fee. However, each fund will deduct a short-term trading fee of 0.50% for Spartan Total Market Index Fund, 0.75% for Spartan Extended Market Index Fund or 1.00% for Spartan International Index Fund, from the redemption amount if you sell shares purchased after April 28, 1999 after holding them for less than 90 days.

Effective April 29, 1999, the following information replaces similar information found in "Performance" beginning on page 5.

PERFORMANCE

The following information illustrates the funds' performance over the past year and compares the funds' performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

SPARTAN TOTAL MARKET INDEX FUND

Calendar Year                                                        1998

                                                                     24.03%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 24.03

DURING THE PERIOD SHOWN IN THE CHART FOR SPARTAN TOTAL MARKET INDEX FUND, THE HIGHEST RETURN FOR A QUARTER WAS 22.03% (QUARTER ENDING
DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -12.01% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR SPARTAN TOTAL MARKET INDEX FUND WAS 3.92%.

SPARTAN EXTENDED MARKET INDEX
FUND

Calendar Year                                                      1998

                                                                   9.31%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 9.310000000000001

DURING THE PERIOD SHOWN IN THE CHART FOR SPARTAN EXTENDED MARKET INDEX FUND, THE HIGHEST RETURN FOR A QUARTER WAS 22.69% (QUARTER ENDING
DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -18.48% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR SPARTAN EXTENDED
MARKET INDEX FUND WAS -0.37%.

SPARTAN INTERNATIONAL INDEX
FUND

Calendar Year                                                    1998

                                                                 21.16%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 21.16

DURING THE PERIOD SHOWN IN THE CHART FOR SPARTAN INTERNATIONAL INDEX FUND, THE HIGHEST RETURN FOR A QUARTER WAS 21.51% (QUARTER ENDING
DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -14.38% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR SPARTAN INTERNATIONAL INDEX FUND WAS 1.63%.

Effective April 29, 1999, the following information replaces similar information found in "Performance" beginning on page 5.

AVERAGE ANNUAL RETURNS

For the period ended             Life of fund A,B
December 31, 1998

Spartan Total Market Index Fund  24.03%

Wilshire 5000 Index              23.43%

Lipper Growth & Income Funds     15.61%
Average

Spartan Extended Market Index    9.31%
Fund

Wilshire 4500 Index              8.63%

Lipper Growth & Income Funds     15.61%
Average

Spartan International Index      21.16%
Fund

Morgan Stanley Cap. Intl.        20.27%
Europe, Australasia, Far
East Index

Lipper International Funds       13.02%
Average

A BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE FUND'S COMMENCEMENT OF OPERATIONS.

B FROM JANUARY 1, 1998.

Effective April 29, 1999, the following information replaces similar information found in "Fee Table" beginning on page 7.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on         None
purchases and reinvested
distributions

Deferred sales charge (load)   None
on redemptions

Redemption fee on shares held
less than 90 days (as a % of
amount redeemed)

Spartan Total Market Index     0.50%

Spartan Extended Market Index  0.75%

Spartan International Index    1.00%

Annual index account fee (for  $10.00
accounts under $10,000)

   The following information replaces footnote A to the "Fee Table" section on page 7.

   A EFFECTIVE NOVEMBER 5, 1997, FMR HAS VOLUNTARILY AGREED TO REIMBURSE SPARTAN TOTAL MARKET INDEX FUND, SPARTAN EXTENDED MARKET INDEX FUND, AND SPARTAN INTERNATIONAL INDEX FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (WITH THE EXCEPTIONS NOTED BELOW) EXCEED 0.25%, 0.25%, AND 0.35%, RESPECTIVELY, OF ITS AVERAGE NET ASSETS. EXPENSES ELIGIBLE FOR REIMBURSEMENT DO NOT INCLUDE INTEREST, TAXES, BROKERAGE COMMISSIONS AND OTHER TRANSACTION COSTS, OR EXTRAORDINARY EXPENSES. IN ADDITION, SUB-ADVISORY FEES PAID BY THE FUND ASSOCIATED WITH SECURITIES LENDING ARE NOT ELIGIBLE FOR REIMBURSEMENT. THIS ARRANGEMENT CAN BE DISCONTINUED BY FMR AT ANY TIME AFTER DECEMBER 31, 1999.

Effective April 29, 1999, the following information replaces similar information found in "Fee Table" beginning on page 7.

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

SPARTAN TOTAL MARKET INDEX FUND  1 year    $ 69

                                 3 years   $ 215

                                 5 years   $ 375

                                 10 years  $ 838

SPARTAN EXTENDED MARKET FUND     1 year    $ 83

                                 3 years   $ 259

                                 5 years   $ 450

                                 10 years  $ 1,002

SPARTAN INTERNATIONAL INDEX      1 year    $ 100
FUND

                                 3 years   $ 312

                                 5 years   $ 542

                                 10 years  $ 1,201

The following information replaces the first paragraph under the heading "Principal Investment Strategies" for Spartan International Index Fund on page 10.

BT normally invests at least 80% of the fund's assets in common stocks included in the MSCI EAFE Index. The MSCI EAFE Index is a capitalization-weighted index that currently includes stocks of companies located in 15 European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom), Australia, New Zealand, Hong Kong, Japan, and Singapore. The MSCI EAFE Index broadly represents the performance of foreign stock markets.

Effective April 29, 1999, the following information replaces the first four paragraphs under the heading "Buying Shares" in "Buying and Selling Shares" beginning on page 13.

BUYING SHARES

The price to buy one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

Effective April 29, 1999, the following information replaces the first two paragraphs under the heading "Selling Shares" in "Buying and Selling Shares" beginning on page 13.

SELLING SHARES

The price to sell one share of each fund is the fund's NAV, minus the redemption fee (short-term trading fee), if applicable.

Each fund will deduct a short-term trading fee of 0.50% for Spartan Total Market Index Fund, 0.75% for Spartan Extended Market Index Fund, or 1.00% for Spartan International Index Fund, from the redemption amount if you sell shares after holding them less than 90 days. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.

Effective June 26, 1999, the following information supplements information found under the heading "Selling Shares" in "Buying and Selling Shares" beginning on page 13.

Spartan Extended Market Index Fund and Spartan International Index Fund will not deduct a short-term trading fee from redemptions by Fidelity Four-in-One Index Fund accounts. However, Fidelity Four-in-One Index Fund will deduct a short-term trading fee from redemptions and will pay the fee to each of its underlying funds with a short-term trading fee, including Spartan Extended Market Index Fund and Spartan International Index Fund, based on the level of the underlying fund's short-term trading fee and the percentage of Fidelity Four-in-One Index's assets allocated to that fund.

Effective April 29, 1999, the following information replaces the last paragraph in "Exchanging Shares" beginning on page 19.

Other funds may have different exchange restrictions, and may impose trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

Effective April 29, 1999, the following information replaces the penultimate paragraph under the heading "Policies" in "Account
Features and Policies" beginning on page 19.

If your ACCOUNT BALANCE falls below $10,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day your account is closed.

The following information replaces the eighth paragraph found under the heading "Fund Management" in the "Fund Services" section on page 25.

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, each fund's Board of Trustees approved a new subadvisory agreement among each fund, FMR and BT or its successor by merger that became effective June 4, 1999. This agreement will be presented to each fund's shareholders for approval on September 15, 1999.

SUPPLEMENT TO THE SPARTAN(registered trademark) U.S. EQUITY INDEX FUND APRIL 21, 1999
PROSPECTUS

SHAREHOLDER MEETING. On or about September 15, 1999, a meeting of the shareholders of Spartan U.S. Equity Index Fund will be held to approve various proposals, including approval of the fund's sub-advisory agreement with BT, approval of a new sub-advisory agreement with BT and approval of a manager-of-managers arrangement, which, subject to receipt of an exemptive order from the SEC, would allow FMR, with the approval of the Board of Trustees, to change sub-advisers and to modify material terms and conditions of a sub-advisory agreement without a shareholder vote. Shareholders of record on July 19, 1999 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.

   The following information replaces similar information found in the "Fee Table" section on page P-4.

   A EFFECTIVE APRIL 18, 1997, FIDELITY MANAGEMENT & RESEARCH COMPANY
(FMR) HAS AGREED TO REIMBURSE THE FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (WITH THE EXCEPTIONS NOTED BELOW) EXCEED 0.19% OF ITS AVERAGE NET ASSETS. EXPENSES ELIGIBLE FOR REIMBURSEMENT DO NOT INCLUDE INTEREST, TAXES, BROKERAGE COMMISSIONS, OR EXTRAORDINARY EXPENSES. IN ADDITION, SUB-ADVISORY FEES PAID BY THE FUND ASSOCIATED WITH SECURITIES LENDING ARE NOT ELIGIBLE FOR REIMBURSEMENT. THIS ARRANGEMENT CAN BE DISCONTINUED BY FMR AT ANY TIME AFTER DECEMBER 31, 1999.

The following information replaces the 8th paragraph found under the heading "Fund Management" in the "Fund Services" section on page P-18.

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, FMR and BT or its successor by merger that became effective on June 4, 1999. This agreement will be presented to the fund's shareholders for approval on September 15, 1999.